Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Apr. 11, 2013
Document And Entity Information
Entity Registrant Name	PACIFIC GOLD CORP
Entity Central Index Key	0001137855
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 592,234
Entity Common Stock, Shares Outstanding		1,233,410,874
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012